UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):[ ]is a restatement.
				 [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name: Gareth Morgan Investments Limited Partnership
Address: Level 10, 109 Featherston Street, Wellington 6011, New Zealand

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan Clark
Title: Senior Business Analyst
Phone: + 64 9 4427645

Signature, Place, and Date of Signing:

/s/ Stephan Clark	Auckland, New Zealand	December 20, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:22

Form 13F Information Table Value Total:$128,747(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


				FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000)PRN AMT PRN CALL DSCRETN MANAGERS SOLE     SHARED  NONE
---------------------------  --------------- --------  ------- ------- --- ---- ------- -------- -------- ----- -----
ISHARES TR INDEX             DJ SEL DIV INX  464287168    3444    83441 SH        SOLE                83441
JOHNSON & JOHNSON            COM             478160104    1627    26713 SH        SOLE                26713
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209    1208    53701 SH        SOLE                53701
APPLE INC                    COM             037833100   10469    56485 SH        SOLE                56485
BAXTER INTL INC              COM             071813109    6415   112523 SH        SOLE               112523
BUNGE LIMITED                COM             G16962105    3620    57812 SH        SOLE                57812
CHINA MOBILE LIMITED         SPONSORED ADR   16941M109    5487   111724 SH        SOLE               111724
CISCO SYS INC                COM             17275R102    8700   369580 SH        SOLE               369580
GOOGLE INC                   CL A            38259P508    9140    18434 SH        SOLE                18434
COCA COLA CO                 COM             191216100    7616   141824 SH        SOLE               141824
MCDONALDS CORP               COM             580135101    6543   114649 SH        SOLE               114649
MONSANTO CO NEW              COM             61166W101    4214    54439 SH        SOLE                54439
MICROSOFT CORP               COM             594918104    8814   342691 SH        SOLE               342691
NIKE INC                     CL B            654106103    4169    64437 SH        SOLE                64437
NOVARTIS A G                 SPONSORED ADR   66987V109    8600   170698 SH        SOLE               170698
PEPSICO INC                  COM             713448108    6944   118373 SH        SOLE               118373
PROCTER & GAMBLE CO          COM             742718109    7255   125265 SH        SOLE               125265
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259206    4808    84070 SH        SOLE                84070
TELEFONICA S A               SPONSORED ADR   879382208    6105    73637 SH        SOLE                73637
VANGUARD INTL EQUITY F       MSCI EMR MKT ETF922042858    1990    51638 SH        SOLE                51638
WAL MART STORES INC          COM             931142103    5415   110300 SH        SOLE               110300
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506    6164   114311 SH        SOLE               114311

